Income Taxes	12 Months Ended
Dec. 31, 2017
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]
Income Taxes

NOTE 10 – INCOME TAXES

PRC

Yangshuo Xing Yuan Lead-Zinc Mine Co. Ltd (“Yangshuo”) is incorporated in the People’s Republic of China and governed by the income tax laws of the PRC. The income tax provision in respect to operations in the PRC is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Enterprise Income Tax Laws of the PRC (the “EIT Laws”), Chinese enterprises are subject to income tax at a rate of 25% after appropriate tax adjustments.

Under the EIT Laws, dividends paid by PRC enterprises out of profits earned post-2007 to non-PRC tax resident investors are subject to PRC withholding tax of 10%. A lower withholding tax rate may be applied based on applicable tax treaty with certain countries.

The effective tax rate for the year ended December 31, 2017 and 2016 was nil. A reconciliation between the Company’s actual provision for income taxes and the provision at the statutory rate is as follow:

	December 31, 2017	December 31, 2016
(Loss) income before income tax expense	$(130,320)	(101,993)
Computed tax expense (benefit) with statutory tax rate	25.0%	25.0%
Tax effect of non-deductible expenses	0.0%	0.0%
Changes in valuation allowance	(25.0)%	(25.0)%
Total income tax expense	0%	0%

Loss before income tax of $130,320 and $101,993 for years ended December 31, 2016 and 2017 respectively, were attributed to operations in China. The income tax expenses consisted of the following:

	December 31, 2017	December 31, 2016
	(Audited)	(Audited)
Loss before income tax	$(130,320)	$(101,993)
Temporary difference	-	-
Permanent difference	-	-
Taxable loss	$(130,320)	$(101,993)
China Enterprise Income Tax Rate	25%	25%
Net Operating Loss	(32,580)	(25,498)
Less: Valuation allowance	32,580	25,498
Income tax expenses	$-	$-

No deferred tax has been provided as there are no material temporary differences arising and a full valuation during the years ended December 31, 2017 and 2016.

Tang Dynasty Investment Group Limited [Member]
Income Taxes

NOTE 10 – INCOME TAXES

Hong Kong

Tang Dynasty Investment Group Limited, incorporated in Hong Kong, SAR, is subject to Hong Kong Profits tax at 16.5%.

PRC

Shenzhen Gu Yue Environmental Protection Technology Co. Ltd (“Gu Yue”) and Yangshuo Xing Yuan Lead-Zinc Mine Co. Ltd (“Yangshuo”) are incorporated in the People’s Republic of China and governed by the income tax laws of the PRC. The income tax provision in respect to operations in the PRC is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Enterprise Income Tax Laws of the PRC (the “EIT Laws”), Chinese enterprises are subject to income tax at a rate of 25% after appropriate tax adjustments.

Under the EIT Laws, dividends paid by PRC enterprises out of profits earned post-2007 to non-PRC tax resident investors are subject to PRC withholding tax of 10%. A lower withholding tax rate may be applied based on applicable tax treaty with certain countries.

The effective tax rate for the year ended December 31, 2017 was nil. A reconciliation between the Company’s actual provision for income taxes and the provision at the statutory rate is as follow:

December 31, 2017
(Loss) income before income tax expense	$(515,402)
Computed tax expense (benefit) with statutory tax rate	16.5%
Impact of different tax rates in other jurisdictions	2.0%
Tax effect of non-deductible expenses	(0.0)%
Changes in valuation allowance	(18.5)%
Effective tax rate	0.0%

Loss before income tax of $515,402 for year ended December 31, 2017 was attributed to operations in Hong Kong and China. The income tax expenses consisted of the following:

December 31, 2017

Loss before income tax	$(515,402)
Temporary difference	-
Permanent difference	-
Taxable loss	$(515,402)

Net Operating Loss (tax effected)	96,458
Less: Valuation allowance	(96,458)
Total	$-

No deferred tax has been provided as those are no material temporary differences arising and a full valuation during the year ended December 31, 2017.